January 13, 2025

U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, NE Washington, D.C. 20549 RE: EA Series Trust - Registration Statement on Form N-14
Ladies and Gentlemen:
On behalf of EA Series Trust (the “Trust”), we transmit herewith for filing with the U.S. Securities and Exchange Commission a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to a proposed Agreement and Plan of Reorganization providing for the transfer of all the assets and liabilities of the AXS Change Finance ESG ETF, a series of Investment Managers Series Trust II, into the Stance Sustainable Beta ETF, an existing series of the Trust (“Acquiring Fund”), in exchange for shares of the Acquiring Fund.
If you have any questions concerning the foregoing, please contact the undersigned at (949) 629-3928 or Karen.Aspinall@Practus.com.

Very truly yours,

/s/ Karen A. Aspinall

On behalf of Practus, LLP

KAREN A. ASPINALL ● PARTNER
11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928
Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com